Organization and Principal Activities	12 Months Ended
Dec. 31, 2014
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Tuniu Corporation (the “Company”), an exempted company with limited liability incorporated in the Cayman Islands, (i) its various equity-owned consolidated subsidiaries, (ii) its controlled affiliate Nanjing Tuniu Technology Co., Ltd. (“Nanjing Tuniu” or simply “VIE”), and (iii) the subsidiaries of its controlled affiliate are collectively referred to as the “Group”. The Group’s principal activity is the provision of travel-related services in the People’s Republic of China (“PRC”), primarily through Nanjing Tuniu and the subsidiaries thereof. Nanjing Tuniu and its wholly-owned subsidiaries are collectively referred to as the “Affiliated Entities”.

As of December 31, 2014, the Company’s principal subsidiaries and consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIE	Date of establishment/acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
Tuniu (HK) Limited	Established on May 20, 2011	Hong Kong	100%
Tuniu (Nanjing) Information Technology Co., Ltd.	Established on August 24, 2011	PRC	100%
Beijing Tuniu Technology Co., Ltd. (“Beijing Tuniu”)	Established on September 8, 2008	PRC	100%
Variable Interest Entity (“VIE”)
Nanjing Tuniu Technology Co., Ltd. (“Nanjing Tuniu”)	Established on December 18, 2006	PRC	100%
Subsidiaries of Variable Interest Entity (“VIE subsidiaries”)
Shanghai Tuniu International Travel Service Co., Ltd.	Acquired on August 22, 2008	PRC	100%
Nanjing Tuniu International Travel Service Co., Ltd.	Acquired on December 22, 2008	PRC	100%
Beijing Tuniu International Travel Service Co., Ltd.	Acquired on November 18, 2009	PRC	100%
Nanjing Tuzhilv Tickets Sales Co., Ltd.	Established on April 19, 2011	PRC	100%

History of the Group and Basis of Presentation

The Group commenced operations through Nanjing Tuniu, a PRC company formed in December 2006, which has become its consolidated affiliated entity through the contractual agreements described below.

Nanjing Tuniu was the predecessor of the Group and operated substantially all of the businesses of the Group prior to September 17, 2008. It is wholly owned by Dunde Yu, the Company’s Chief Executive Officer, Haifeng Yan, the Company’s Chief Operating Officer, and several other PRC citizens.

In order to facilitate international financing, Tuniu Corporation was incorporated in the Cayman Islands as an exempted company with limited liability in June 2008, and Beijing Tuniu Technology Co., Ltd, or “Beijing Tuniu”, a wholly foreign owned enterprise, was established in September 2008.

To comply with PRC laws and regulations that limit direct foreign equity ownership of business entities providing value-added telecommunications services and companies involved in internet content, the Company operates its business mainly through Nanjing Tuniu and its subsidiaries. On September 17, 2008, Beijing Tuniu entered into a series of agreements with Nanjing Tuniu and its shareholders. Pursuant to these agreements, Beijing Tuniu has the ability to direct substantially all the activities of Nanjing Tuniu, and absorb substantially all of the risks and rewards of the Affiliated Entities. As a result, the Company is the primary beneficiary of Nanjing Tuniu, and has consolidated the Affiliated Entities.

There are no other entities where the Company has a variable interest but is not the primary beneficiary.

Contractual arrangements

On September 17, 2008, Beijing Tuniu entered into a series of contractual agreements with Nanjing Tuniu and its shareholders. The following is a summary of the agreements which allow the Company to exercise effective control over Nanjing Tuniu:

(1)Purchase Option Agreement.

Under the purchase option agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, Beijing Tuniu has the irrevocable exclusive right to purchase, or have its designated person or persons to purchase all or part of the shareholders’ equity interests in Nanjing Tuniu at RMB1,800,000 which was increased to RMB2,430,000 in March 2014. The option term remains valid for a period of 10 years and can be extended indefinitely at Beijing Tuniu’s discretion. The purchase consideration was paid by Beijing Tuniu to the shareholders of Nanjing Tuniu shortly after the purchase option agreement was entered. On January 24, 2014, the Company amended and restated the purchase option agreement, and the effective term of the purchase option agreement has been changed to until all equity interests held in Nanjing Tuniu are transferred or assigned to Beijing Tuniu or its designated person or persons.

(2)Equity Interest Pledge Agreement.

Under the equity interest pledge agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, the shareholders pledged all of their equity interests in Nanjing Tuniu to guarantee their performance of their obligations under the purchase option agreement. If the shareholders of Nanjing Tuniu breach their contractual obligations under the purchase option agreement, Beijing Tuniu, as the pledgee, will have the right to either conclude an agreement with the pledgor to obtain the pledged equity or seek payments from the proceeds of the auction or sell-off of the pledged equity to any person pursuant to the PRC law. The shareholders of Nanjing Tuniu agreed that they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the equity pledge period, Beijing Tuniu is entitled to all dividends and other distributions made by Nanjing Tuniu. The equity interest pledge agreement remains effective until the shareholders of Nanjing Tuniu discharge all their obligations under the purchase option agreement, or Beijing Tuniu enforces the equity interest pledge, whichever is earlier.

(3)Shareholders’ Voting Rights Agreement.

Under the shareholders’ voting rights agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, each of the shareholders of Nanjing Tuniu appointed Beijing Tuniu’s designated person as their attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu, including attending shareholders’ meetings, voting on all matters of Nanjing Tuniu, nominating and appointing directors, convene extraordinary shareholders’ meetings, and other voting rights pursuant to the then effective articles of association. The shareholders’ voting rights agreement will remain in force for anunlimited term, unless all the parties to the agreement mutually agree to terminate the agreement in writing or cease to be shareholders of Nanjing Tuniu.

(4)Irrevocable Powers of Attorney.

Under the powers of attorney issued by the shareholders of Nanjing Tuniu on September 17, 2008, the shareholders of Nanjing Tuniu each irrevocably appointed Mr. Tao Jiang, a person designated by Beijing Tuniu, as the attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu. Each power of attorney will remain in force until the shareholders’ voting rights agreement expires or is terminated. On January 24, 2014, the shareholders of Nanjing Tuniu issued powers of attorney to irrevocably appoint Beijing Tuniu as the attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu. These powers of attorney replaced the powers of attorney previously granted to Mr. Tao Jiang on September 17, 2008.

(5)Cooperation Agreement.

Under the cooperation agreement entered between Beijing Tuniu and Nanjing Tuniu, Beijing Tuniu has the exclusive right to provide Nanjing Tuniu technology consulting and services related to Nanjing Tuniu’s operations, which require certain licenses. Beijing Tuniu owns the exclusive intellectual property rights created as a result of the performance of this agreement. Nanjing Tuniu agrees to pay Beijing Tuniu a monthly service fee for services performed, and the monthly service fee shall not be lower than 100% of Nanjing Tuniu’s profits generated from such cooperation, which equal revenues generated from such cooperation, after deducting the expenses it incurred. This agreement remains effective for an unlimited term, unless the parties mutually agree to terminate the agreement, one of the parties is declared bankrupt or Beijing Tuniu is not able to provide consulting and services as agreed for more than three consecutive years because of force majeure. On January 24, 2014, the Company amended and restated the Cooperation Agreement. In the amended and restated agreement, the service fee has been changed to a quarterly payment which equals the profits of each of Nanjing Tuniu and its subsidiaries, and that Beijing Tuniu can adjust the service fee at its own discretion. Also in the amended and restated Cooperation Agreement, Beijing Tuniu has the unilateral right to terminate the agreement.

In the years ended December 31, 2012, 2013 and 2014, the Company received service fees of RMB20,095,534, RMB22,586,880 and RMB20,535,068, respectively, from its consolidated affiliated entities.

Risks in relation to the VIE structure

As of December 31, 2014, the aggregate accumulated deficit of the Affiliated Entities was RMB297 million prior to intercompany elimination.

The following financial statement amounts and balances of the Affiliated Entities were included in the accompanying consolidated financial statements as of December 31, 2013 and 2014 and for the years ended December 31, 2012, 2013 and 2014:

	As of December 31,
	2013	2014
			US$ (Note 2(c))
ASSETS
Current assets
Cash and cash equivalents	80,941,498	102,355,892	16,496,775
Restricted cash	9,250,000	44,030,000	7,096,348
Short-term investments	227,000,000	100,000,000	16,117,074
Accounts receivable, net	1,651,087	8,644,481	1,393,237
Intercompany receivables	13,746,342	65,474,340	10,552,548
Prepayments and other current assets	282,575,230	566,731,065	91,340,469
Total current assets	615,164,157	887,235,778	142,996,451

Non-current assets
Property and equipment, net	6,022,935	22,600,370	3,642,518
Other non-current assets	3,432,475	16,265,031	2,621,447
Total non-current assets	9,455,410	38,865,401	6,263,965
Total assets	624,619,567	926,101,179	149,260,416

LIABILITIES
Current liabilities
Accounts payable	288,379,189	373,463,921	60,191,458
Salary and welfare payable	43,247,478	66,074,540	10,649,283
Taxes payable	979,842	2,078,879	335,054
Advances from customers	396,737,968	638,802,791	102,956,321
Intercompany payables	37,678,689	52,114,075	8,399,264
Accrued expenses and other current liabilities	24,088,189	87,657,457	14,127,818
Total current liabilities	791,111,355	1,220,191,663	196,659,198
Total liabilities	791,111,355	1,220,191,663	196,659,198

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Net revenues	1,115,480,429	1,937,485,065	3,736,473,491	602,210,214
Net loss	(42,581,564)	(39,596,629)	(128,298,694)	(20,677,996)
Net cash provided by/(used in) operating activities	92,391,338	161,148,389	(51,446,481)	(8,291,668)
Net cash provided by/(used in) investing activities	(29,022,592)	(201,058,056)	72,160,875	11,630,222
Net cash provided by financing activities	—	—	700,000	112,820

There were no pledges or collateralization of the Affiliated Entities’ assets. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the Affiliated Entities. As the Company is conducting its business mainly through the Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Under the contractual arrangements with Nanjing Tuniu and through its equity interest in its subsidiaries, the Group has the power to direct the activities of the Affiliated Entities and direct the transfer of assets out of the Affiliated Entities. Therefore, the Group considers that there are no assets of the Affiliated Entities that can be used only to settle their obligations. As the consolidated Affiliated Entities are each incorporated as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all of the liabilities of the consolidated Affiliated Entities.

The Group believes that each of the agreements and the powers of attorney under the contractual arrangements among Beijing Tuniu, Nanjing Tuniu and its shareholders is valid, binding and enforceable, and did not, does not and will not result in any violation of PRC laws or regulations currently in effect. The legal opinion of Jun He Law Offices, the Company’s PRC legal counsel, also supports this conclusion. The shareholders of Nanjing Tuniu are also shareholders, nominees of shareholders, or designated representatives of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. Based on the current facts and circumstances, management believes the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIE is remote. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of Nanjing Tuniu were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control Nanjing Tuniu also depends on the power of attorney Beijing Tuniu has to vote on all matters requiring shareholder approval in Nanjing Tuniu. As noted above, the Company believes this power of attorney is legally enforceable but it may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	levying fines or confiscate the Group’s income;
•	revoke the Group’s business or operating licenses;
•	require the Group to discontinue, restrict or restructure its operations;
•	shut down the Group’s servers or block the Group’s websites and mobile platform;
•	restrict or prohibit the use of the Group’s financing proceeds to finance its business and operations in China; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, the imposition of any of these penalties may cause the Group to lose the right to direct the activities of Nanjing Tuniu (through its equity interest in its subsidiaries) or the right to receive economic benefits from the Affiliated Entities. Therefore, a risk exists in that the Group would no longer be able to consolidate Nanjing Tuniu and its subsidiaries. On February 19, 2015, the PRC Ministry of Commerce (“MOFCOM”) published the draft Foreign Investment Law. If enacted as proposed, the Foreign Investment Law may cause the Group’s VIE to be deemed as entities with foreign investment and as a result the Group’s VIE and subsidiaries in which the VIE has direct or indirect equity ownership could become explicitly subject to the current restrictions on foreign investment that engaged in an industry on the negative list. If the enacted version of the foreign investment Law and the final negative list mandate further actions, such as MOFCOM market entry clearance or certain restructuring of corporate structure and operations to be completed by companies with existing VIE structure similar to the one described above, the Group will face substantial uncertainties as to whether these actions can be timely completed, or at all. As a result, the Group’s operating result and financial condition may be adversely affected.

Liquidity

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of approximately RMB107 million, RMB80 million and RMB448 million in the years ended December 31, 2012, 2013 and 2014, respectively. Net cash provided by / (used in) operating activities was approximately RMB15 million, RMB117 million and (RMB271 million) for the years ended December 31, 2012, 2013 and 2014, respectively. Accumulated deficit was RMB267 million, RMB406 million and RMB869 million as of December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, the Group had net current assets and management believes that the Group’s available cash, cash equivalents, short-term investments and cash generated from operations will be sufficient to meet working capital requirements and capital expenditures in the ordinary course of business for the next twelve months.